FINANCIAL LIABILITIES AT FVTPL - Conversion Rights (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) Vote product
FINANCIAL LIABILITIES AT FVTPL
Minimum period for qualified IPO	2 years
If group fails to meet any committed business objectives
FINANCIAL LIABILITIES AT FVTPL
Pre money valuation before preferred holders investment, percentage	70.00%
Minimum number of products to be promoted | product	3
Threshold period to promote the products to next clinical stage from closing date	18 months
Minimum period for qualified IPO	2 years
Minimum pre-public offering market capitalization for qualified IPO | $	$ 650,000
Number of votes for each ordinary shares held | Vote	1